Exhibit 99.1

World Omni Auto Receivables Trust 2022-A
Monthly Servicer Certificate
July 31, 2024

Dates Covered
Collections Period	07/01/24 - 07/31/24
Interest Accrual Period	07/15/24 - 08/14/24
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/24	300,395,851.78	18,695
Yield Supplement Overcollateralization Amount 06/30/24	6,301,082.96	0
Receivables Balance 06/30/24	306,696,934.74	18,695
Principal Payments	14,098,308.06	515
Defaulted Receivables	371,745.64	16
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/24	5,834,848.11	0
Pool Balance at 07/31/24	286,392,032.93	18,164

Pool Statistics	$ Amount	# of Accounts
Pool Factor	30.31%
Prepayment ABS Speed	1.23%
Aggregate Starting Principal Balance	964,210,703.53	37,826

Delinquent Receivables:
Past Due 31-60 days	7,043,159.96	311
Past Due 61-90 days	2,083,668.52	94
Past Due 91-120 days	366,963.18	17
Past Due 121+ days	0.00	0
Total	9,493,791.66	422

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.25%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.84%
Delinquency Trigger Occurred	NO

Recoveries	348,844.56
Aggregate Net Losses/(Gains) - July 2024	22,901.08
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.09%
Prior Net Losses/(Gains) Ratio	1.76%
Second Prior Net Losses/(Gains) Ratio	0.25%
Third Prior Net Losses/(Gains) Ratio	-0.19%
Four Month Average	0.48%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.61%

Overcollateralization Target Amount	4,644,197.93
Actual Overcollateralization	4,644,197.93
Weighted Average Contract Rate	4.39%
Weighted Average Contract Rate, Yield Adjusted	5.89%
Weighted Average Remaining Term	36.14

Flow of Funds	$ Amount
Collections	15,598,438.26
Investment Earnings on Cash Accounts	12,378.45
Servicing Fee	(255,580.78)
Transfer to Collection Account	-
Available Funds	15,355,235.93

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	367,129.78
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	52,256.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	29,601.25
(7) Noteholders' Third Priority Principal Distributable Amount	9,359,620.92
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,644,197.93
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	902,429.80

Total Distributions of Available Funds	15,355,235.93

Servicing Fee	255,580.78
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	884,710,000.00
Original Class B	27,870,000.00
Original Class C	13,930,000.00

Total Class A, B, & C
Note Balance @ 07/15/24	295,751,653.85
Principal Paid	14,003,818.85
Note Balance @ 08/15/24	281,747,835.00

Class A-1
Note Balance @ 07/15/24	0.00
Principal Paid	0.00
Note Balance @ 08/15/24	0.00
Note Factor @ 08/15/24	0.0000000%

Class A-2
Note Balance @ 07/15/24	0.00
Principal Paid	0.00
Note Balance @ 08/15/24	0.00
Note Factor @ 08/15/24	0.0000000%

Class A-3
Note Balance @ 07/15/24	174,801,653.85
Principal Paid	14,003,818.85
Note Balance @ 08/15/24	160,797,835.00
Note Factor @ 08/15/24	52.5861191%

Class A-4
Note Balance @ 07/15/24	79,150,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	79,150,000.00
Note Factor @ 08/15/24	100.0000000%

Class B
Note Balance @ 07/15/24	27,870,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	27,870,000.00
Note Factor @ 08/15/24	100.0000000%

Class C
Note Balance @ 07/15/24	13,930,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	13,930,000.00
Note Factor @ 08/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	448,987.28
Total Principal Paid	14,003,818.85
Total Paid	14,452,806.13

Class A-1
Coupon	0.39629%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.15000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.66000%
Interest Paid	241,808.95
Principal Paid	14,003,818.85
Total Paid to A-3 Holders	14,245,627.80

Class A-4
Coupon	1.90000%
Interest Paid	125,320.83
Principal Paid	0.00
Total Paid to A-4 Holders	125,320.83

Class B
Coupon	2.25000%
Interest Paid	52,256.25
Principal Paid	0.00
Total Paid to B Holders	52,256.25

Class C
Coupon	2.55000%
Interest Paid	29,601.25
Principal Paid	0.00
Total Paid to C Holders	29,601.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4846006
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.1145901
Total Distribution Amount	15.5991907

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.7907939
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	45.7970399
Total A-3 Distribution Amount	46.5878338

A-4 Interest Distribution Amount	1.5833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5833333

B Interest Distribution Amount	1.8750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8750000

C Interest Distribution Amount	2.1250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.1250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	668.36
Noteholders' Principal Distributable Amount	331.64

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/24	2,322,098.97
Investment Earnings	10,335.41
Investment Earnings Paid	(10,335.41)
Deposit/(Withdrawal)	-
Balance as of 08/15/24	2,322,098.97
Change	-

Required Reserve Amount	2,322,098.97

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,472,026.19	$2,440,455.34	$2,113,257.41
Number of Extensions	117	108	92
Ratio of extensions to Beginning of Period Receivables Balance	0.81%	0.76%	0.63%